Cover	Apr. 29, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form F-1 (File No. 333-270353) (the “Registration Statement”) is being filed pursuant to our undertaking in the Registration Statement to update and supplement information contained in the Registration Statement, as originally filed on March 8, 2023, and declared effective by the Securities and Exchange Commission (the “SEC”) on March 24, 2023, and as further amended by Post-Effective Amendment No. 1, as filed with the SEC on May 12, 2023, and Post-Effective Amendment No. 2, as filed with the SEC on May 25, 2023, as to incorporate by reference the Company’s Annual Report on Form 20-F for the year ended December 31, 2023, as filed with the SEC on April 19, 2024. The Registration Statement originally covered a resale (the “Offering”) by the selling shareholders identified in this prospectus, of up to an aggregate of 108,489,511 ordinary shares, nominal value £0.001 per share (the “Ordinary Shares”), of Biodexa Pharmaceuticals PLC, represented by 21,697,902 American Depositary Shares (the “Depositary Shares”) consisting of (i) 3,250,200 Ordinary Shares represented by 650,040 Depositary Shares issued in a private placement in February 2023 (the “February Private Placement”), (ii) 12,931,027 Ordinary Shares represented by 2,586,205 Depositary Shares, issuable upon the exercise of Series A warrants issued in the February Private Placement or pursuant to a waiver agreement in connection with the February Private Placement, (iii) 19,396,545 Ordinary Shares represented by 3,879,309 Depositary Shares, issuable upon the exercise of Series B warrants issued in the February Private Placement, (iv) up to 71,749,800 Ordinary Shares represented by 14,349,960 Depositary Shares, issuable upon the exercise of pre-funded warrants issued in the February Private Placement, and (v) 536,938 Ordinary Shares represented by 107,387 Depositary Shares issuable upon the exercise of placement agent warrants issued in connection with the February Private Placement. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. Accordingly, this Post-Effective Amendment No. 3 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	2048 0180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Apr. 29, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi